Basis of Presentation and Significant Accounting Policies - Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Savings plan expense	$ 0.5	$ 0.5	$ 0.4